SUPPLEMENT DATED JANUARY 2, 1998
                                       TO
                        PROSPECTUS DATED JANUARY 1, 1998
                         WRL FINANCIAL FREEDOM BUILDER (SM)

THE FOLLOWING INFORMATION MODIFIES THE INFORMATION PROVIDED IN THE FIRST PARAGRAPH ON PAGE 21 OF THE PROSPECTUS UNDER THE HEADING "PAYMENT AND ALLOCATION OF PREMIUMS - ISSUANCE OF A POLICY":

The zip code for the purchase of new applications for P.O. Box 628069, Orlando, Florida and P.O. Box 628078, Orlando, Florida is 32862.

THE FOLLOWING INFORMATION MODIFIES THE INFORMATION PROVIDED ON PAGE 22 UNDER THE HEADING "PAYMENT AND ALLOCATION OF PREMIUMS - PAYMENT OF PREMIUMS":

The second full paragraph under this heading regarding sending payments to the Post Office Box is deleted.











WRL00191-01/98